Other Comprehensive Income (Loss) - Components of Other Comprehensive Loss (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended
		May 11, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net unrealized gain (loss) arising during the period, before tax			$ 5,752	$ (2,857)	$ 8,432	$ 3,716
Foreign currency translation adjustments, net unrealized gain (loss) arising during the period, tax effect			(2,831)	0	(2,831)	0
Foreign currency translation adjustments, net unrealized gain (loss) arising during the period, net of tax			2,921	(2,857)	5,601	3,716
Reclassification of net realized loss (gain) into earnings, foreign currency translation adjustments, before tax			23,599	0	23,599	0
Reclassification of net realized loss (gain) into earnings, foreign currency translation adjustments, tax effect			(8,858)	0	(8,858)	0
Reclassification of net realized loss into earnings, foreign currency translation adjustments, net of tax	[1]		(14,741)	0	(14,741)	0
Net unrealized (loss) gain on hedging activities, before tax			(7,619)	(13,641)	12,271	(46,606)
Net unrealized (loss) gain on hedging activities, tax effect			4,187	0	(1,649)	0
Net unrealized (loss) gain on hedging activities, net of tax			(3,432)	(13,641)	10,622	(46,606)
Reclassification of net realized (gain) loss into earnings, before tax			(641)	12,134	(1,027)	12,503
Reclassification of net realized (gain) loss into earnings, tax			406	0	406	0
Reclassification of net realized (gain) loss into earnings, after tax	[2]		(235)	12,134	(621)	12,503
Other comprehensive income (loss), before tax			21,091	(4,364)	43,275	(30,387)
Other comprehensive income (loss), tax effect			(7,096)	0	(12,932)	0
Other comprehensive income (loss), net of tax			13,995	(4,364)	30,343	(30,387)
Less: Other comprehensive income (loss) attributable to non-controlling interests, net of tax			4,232	(2,360)	11,122	(11,669)
Other comprehensive income (loss) attributable to Class A common stockholders			9,763	(2,004)	19,221	(18,718)
Interest Expense
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification of net realized loss (gain) into earnings		$ 400
UNITED KINGDOM | Interest Expense | Hedging Activities Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification of net realized loss (gain) into earnings				$ 15,900		$ 15,900
Other comprehensive income (loss), net of tax:
Reclassification of net realized loss (gain) into earnings, foreign currency translation adjustments, before tax			$ 23,600		$ 23,600

[1]	Represents reclassification of the accumulated foreign currency translation loss for substantially all of the Company's portfolio of solar power plants located in the United Kingdom, as the Company's sale of these facilities closed in the second quarter of 2017 as discussed in Note 2. Assets Held for Sale. The pre-tax amount of $23.6 million was recognized within gain on sale of renewable energy facilities in the unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2017.
[2]	Includes $15.9 million loss reclassification for the three and six months ended June 30, 2016 that occurred subsequent to the Company's discontinuation of hedge accounting for interest rate swaps pertaining to variable rate non-recourse debt for substantially all of the Company's portfolio of solar power plants located in the United Kingdom as discussed in Note 8. Derivatives. As discussed above, the Company's sale of these facilities closed in the second quarter of 2017.